UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2014
Date of reporting period: February 28, 2014

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Number of Shares	Market Value	Percentage of Assets
Communications
Local Media
Pearson ADS	300,000	$5,124,000	0.3%

Telecom Carriers
Chunghwa Telecom ADS	555,154	16,793,409	1.1%
Telstra ADR	100,000	2,268,000	0.1%
Telus	168,000	5,938,800	0.4%
Verizon Communications	65,750	3,128,385	0.2%
Vodafone Group ADS	136,363	5,668,610	0.4%
		33,797,204	2.2%
		38,921,204	2.5%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Nike	620,000	48,546,000	3.1%

Auto Parts
Johnson Controls	600,000	29,640,000	1.9%

Automotive Wholesale
Genuine Parts	400,000	35,236,000	2.2%

Home Improvement
Stanley Black & Decker	100,000	8,304,000	0.5%
		121,726,000	7.7%

Consumer Staples
Beverages
PepsiCo	400,000	32,028,000	2.0%

Food Manufacturing
General Mills	600,000	30,018,000	1.9%
JM Smucker	250,000	25,002,500	1.6%
Kellogg	465,000	28,220,850	1.8%
McCormick & Co	300,000	19,920,000	1.3%
		103,161,350	6.6%

Household Products Manufacturing
Colgate-Palmolive	600,000	37,698,000	2.4%
Kimberly-Clark	300,000	33,105,000	2.1%
Procter & Gamble	400,000	31,464,000	2.0%
Unilever ADS	325,000	13,334,750	0.8%
		115,601,750	7.3%
		250,791,100	15.9%

Energy
Exploration & Production
EnCana	250,000	4,745,000	0.3%

Integrated Oils
Cenovus	400,000	10,604,000	0.7%
ConocoPhillips	330,000	21,945,000	1.4%
Exxon Mobil	350,000	33,694,500	2.1%
Total ADS	375,000	24,337,500	1.5%
		90,581,000	5.7%

Refining & Marketing
Phillips 66	210,000	15,720,600	1.0%
		111,046,600	7.0%

Health Care
Health Care Supplies
Becton, Dickinson & Co.	210,000	24,196,200	1.5%

Large Pharmaceuticals
Abbott Laboratories	350,000	13,923,000	0.9%
AbbVie	350,000	17,818,500	1.1%
AstraZeneca ADS	260,000	17,617,600	1.1%
Bristol-Myers Squibb	800,000	43,016,000	2.7%
Eli Lilly	620,000	36,958,200	2.4%
GlaxoSmithKline ADS	600,000	33,564,000	2.1%
Johnson & Johnson	331,500	30,537,780	1.9%
Novartis ADS	450,000	37,431,000	2.4%
Pfizer	1,200,000	38,532,000	2.5%
		269,398,080	17.1%
		293,594,280	18.6%

Industrials
Aerospace & Defense Parts
United Technologies	250,000	29,255,000	1.9%

Flow Control Equipment
Parker Hannifin	275,000	33,151,250	2.1%

Industrial Automation Controls
Emerson Electric	450,000	29,367,000	1.9%
Honeywell International	420,000	39,664,800	2.5%
		69,031,800	4.4%

Industrial Machinery Manufacturing
Regal-Beloit	85,000	6,263,650	0.4%

Industrial Supply Distribution
W.W. Grainger	150,000	38,253,000	2.4%

Measurement Instruments
Rockwell Automation	325,000	39,923,000	2.5%

Post & Courier Services
United Parcel Service	300,000	28,731,000	1.8%

Rail Freight Transportation
Canadian National Railway	664,000	37,542,560	2.4%
		282,151,260	17.9%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	250,000	8,322,500	0.5%

Base Metals
Freeport-McMoRan Copper & Gold	440,000	14,352,800	0.9%

Basic & Diversified Chemicals
Air Products & Chemicals	250,000	30,330,000	1.9%
Methanex	300,000	21,099,000	1.4%
PPG Industries	200,000	39,564,000	2.5%
Praxair	220,000	28,681,400	1.8%
		119,674,400	7.6%
Containers & Packaging Manufacturing
3M	260,000	35,029,800	2.2%
Illinois Tool Works	500,000	41,250,000	2.6%
		76,279,800	4.8%
Roofing Materials Manufacturing
Carlisle	460,000	36,487,200	2.3%

Specialty Chemicals
BASF ADR	140,000	15,996,400	1.0%
E.I. du Pont de Nemours	500,000	33,310,000	2.1%
RPM International	180,000	7,534,800	0.5%
		56,841,200	3.6%
Steel Producers
Tenaris ADS	110,000	4,590,300	0.3%
		316,548,200	20.0%

Technology
Information Services
Dun & Bradstreet	71,350	7,078,633	0.4%

Infrastructure Software
Microsoft	1,000,000	38,310,000	2.4%

Semiconductor Capital Equip
Taiwan Semiconductor ADS	1,500,000	27,105,000	1.7%

Semiconductor Devices
Intel	1,200,000	29,712,000	1.9%
Microchip Technology	600,000	27,330,000	1.7%
		57,042,000	3.6%
		129,535,633	8.1%

Utilities
Utility Networks
Enersis ADS	50,000	711,500	0.1%
National Fuel Gas	170,000	12,770,400	0.8%
		13,481,900	0.9%

Total investments	(Cost = $912,368,782)	1,557,796,177	98.6%
Other assets (net of liabilities)		21,970,098	1.4%
Total net assets		$1,579,766,275	100.0%

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Google[1]	85,000	$103,330,250	5.1%

Local Media
John Wiley & Sons	50,000	2,901,500	0.1%

Telecom Carriers
Akamai Technologies[1]	1,000,000	61,130,000	3.0%
		167,361,750	8.2%

Consumer Discretionary
Auto Parts
Gentex	700,000	21,959,000	1.1%

Automotive Wholesale
Genuine Parts	100,000	8,809,000	0.4%

General Merchant Wholesalers
Fastenal	800,000	37,752,000	1.9%

Home Products Stores
Lowe's	790,000	39,523,700	1.9%

Other Specialty Retail - Discretionary
PetSmart	605,000	40,571,300	2.0%

Specialty Apparel Stores
TJX Companies	900,000	55,314,000	2.7%
		203,929,000	10.0%

Consumer Staples
Beverages
Monster Beverage[1]	350,000	25,900,000	1.3%
PepsiCo	600,000	48,042,000	2.3%
		73,942,000	3.6%

Household Products Manufacturing
Church & Dwight	800,000	54,384,000	2.7%
Clorox	475,000	41,458,000	2.0%
Estee Lauder	640,000	44,057,600	2.2%
		139,899,600	6.9%
		213,841,600	10.5%

Energy
Integrated Oils
Cenovus	170,749	4,526,556	0.2%
		4,526,556	0.2%

Health Care
Biotech
Amgen	543,000	67,342,860	3.3%
Celgene[1]	100,000	16,075,000	0.8%
		83,417,860	4.1%

Health Care Facilities
VCA Antech[1]	620,000	19,201,400	0.9%

Health Care Supply Chain
Express Scripts[1]	650,000	48,951,500	2.4%

Large Pharmaceuticals
Eli Lilly	650,000	38,746,500	1.9%
Johnson & Johnson	546,000	50,297,520	2.5%
Novartis ADS	585,000	48,660,300	2.4%
Novo Nordisk ADS	1,100,000	52,283,000	2.5%
		189,987,320	9.3%

Managed Care
Humana	300,000	33,738,000	1.7%

Medical Equipment
Dentsply International	600,000	27,228,000	1.3%

Orthopedic Devices
Stryker	300,000	24,072,000	1.2%
		426,596,080	20.9%

Industrials
Building Sub-Contractors
EMCOR	700,000	32,746,000	1.6%

Flow Control Equipment
Crane	300,000	21,426,000	1.0%

Industrial Machinery Manufacturing
Regal-Beloit	245,000	18,054,050	0.9%

Measurement Instruments
Agilent Technologies	900,000	51,237,000	2.5%
Trimble Navigation[1]	1,700,000	64,855,000	3.2%
		116,092,000	5.7%

Metalworking Machinery Manufacturing
Lincoln Electric	500,000	37,485,000	1.8%

Post & Courier Services
United Parcel Service	500,000	47,885,000	2.4%

Rail Freight Transportation
Norfolk Southern	500,000	45,955,000	2.3%
Union Pacific	276,327	49,843,864	2.4%
		95,798,864	4.7%
		369,486,914	18.1%

Materials
Agricultural Chemicals
Potash Corp of Saskatchewan	900,000	29,961,000	1.5%
		29,961,000	1.5%

Technology
Application Software
Adobe Systems[1]	1,181,740	81,102,816	4.0%
Intuit	764,000	59,706,600	2.9%
SAP ADS	600,000	48,174,000	2.4%
		188,983,416	9.3%

Communications Equipment
Apple	100,000	52,624,000	2.6%
Cisco Systems	2,000,000	43,600,000	2.1%
Harris	410,000	30,266,200	1.5%
		126,490,200	6.2%

Information Services
Gartner[1]	300,000	20,868,000	1.0%

Infrastructure Software
Oracle	800,000	31,288,000	1.5%

IT Services
Convergys	561,033	11,484,346	0.6%
Infosys ADS	500,000	30,835,000	1.5%
International Business Machines	55,000	10,184,350	0.5%
		52,503,696	2.6%

Semiconductor Capital Equipment
ASML	385,000	33,163,900	1.6%
Taiwan Semiconductor ADS	1,243,297	22,466,377	1.1%
		55,630,277	2.7%

Semiconductor Devices
Qualcomm	800,000	60,232,000	3.0%
SanDisk	370,000	27,491,000	1.3%
Xilinx	600,000	31,320,000	1.5%
		119,043,000	5.8%
		594,806,589	29.1%

Total Investments	(Cost = $1,003,615,941)	2,010,509,489	98.5%
Other assets (net of liabilities)		31,336,203	1.5%
Total net assets		$2,041,845,692	100.0%
[1]Non-Income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Internet Media
Baidu ADS[2]	5,000	$854,650	China[3]	3.2%

Telecom Carriers
Advanced Info Service	15,000	97,256	Thailand	0.4%
Axiata Group	195,000	390,096	Malaysia	1.5%
Millicom International	2,500	260,556	Luxembourg	1.0%
MTN Group	16,000	292,990	South Africa	1.1%
Telefonica Brasil ADS	15,000	279,750	Brazil	1.1%
Telekomunikasi Indonesia ADS	15,000	588,450	Indonesia	2.2%
Telenor	28,000	618,038	Malaysia[3]	2.4%
Turk Telekomunikasyon	100,000	268,618	Turkey	1.0%
		2,795,754		10.7%
		3,650,404		13.9%

Consumer Discretionary
Apparel, Footwear, Accessory Design
VF	12,000	703,080	United States	2.7%

Automobile OEM
Ford Otomotiv Sanayi	40,000	353,324	Turkey	1.3%

Department Stores
Robinson Department Store	175,000	255,419	Thailand	1.0%

E-Commerce Discretionary
MercadoLibre	7,000	729,260	Brazil[3]	2.8%

Passenger Transportation
Garuda Indonesia Persero[2]	2,000,000	82,784	Indonesia	0.3%
		2,123,867		8.1%

Consumer Staples
Food Manufacturing
Danone ADS	37,000	524,290	France	2.0%
Indofood CBP Sukses Makmur	250,000	241,233	Malaysia	0.9%
IOI	300,000	422,220	Malaysia	1.6%
M. Dias Branco	13,000	454,078	Brazil	1.7%
Mead Johnson Nutrition	6,000	489,300	United States	1.9%
Tiger Brands	6,000	136,461	South Africa	0.5%
		2,267,582		8.6%

Household Products Manufacturing
Colgate-Palmolive	8,000	502,640	United States	1.9%
Kimberly Clark de Mexico	160,000	387,308	United States	1.5%
Unilever ADS	12,500	512,875	United Kingdom	2.0%
		1,402,823		5.4%

Pharmacies & Drug Stores
Clicks Group	60,000	314,060	South Africa	1.2%
		3,984,465		15.2%

Energy
Exploration & Production
CNOOC ADS	2,500	408,575	China	1.5%

Integrated Oils
China Petroleum & Chemical ADS	1,040	91,967	China	0.4%
Petroleo Brasileiro ADS	25,000	280,000	Brazil	1.1%
Sasol ADS	10,000	510,500	South Africa	1.9%
		882,467		3.4%
		1,291,042		4.9%

Financials
Islamic Banking
BIMB Holdings	280,000	342,236	Malaysia	1.3%

Multi Asset Class Real Estate Ownership and Development
SM Prime Holdings	730,000	239,598	Phillipines	0.9%

Multi Housing Ownership and Development
IOI Properties Group[2]	150,000	119,029	Malaysia	0.5%
		700,863		2.7%

Health Care
Cardiovascular Devices
Mindray Medical International ADS	13,000	454,220	China[3]	1.7%

Generic Pharmaceuticals
Aspen Pharmacare	25,000	633,906	South Africa	2.4%
Dr. Reddy's Laboratories ADS	15,000	688,500	India	2.6%
Richter Gedeon	20,000	355,468	Hungary	1.4%
		1,677,874		6.4%

Health Care Facilities
Bangkok Dusit Medical Services	125,000	492,197	Thailand	1.9%
IHH Healthcare[2]	300,000	352,102	Malaysia	1.3%
KPJ Healthcare	344,666	354,799	Malaysia	1.4%
		1,199,098		4.6%

Specialty Pharmaceuticals
Genomma Lab Internacional[2]	220,000	517,120	Mexico	2.0%
Kalbe Farma	4,500,000	562,622	Indonesia	2.1%
		1,079,742		4.1%
		4,410,934		16.8%

Industrials
Infrastructure Construction
Companhia de Concessoes Rodoviarias	32,000	219,452	Brazil	0.8%
Jasa Marga	700,000	324,997	Indonesia	1.2%
		544,449		2.0%

Materials
Agricultural Chemicals
Quimica y Minera de Chile ADS	17,000	523,600	Chile	2.0%

Base Metals
Freeport-McMoRan Copper & Gold	15,000	489,300	Indonesia[3]	1.9%

Cement & Aggregates
PT Semen	350,000	453,601	Indonesia	1.7%

Precious Metal Mining
Alamos Gold	32,500	311,412	Mexico[3]	1.2%
Impala Platinum ADR	16,000	168,000	South Africa	0.6%
		479,412		1.8%

Raw Material Suppliers
Vale ADS	12,500	177,125	Brazil	0.7%

Steel Producers
Tenaris ADS	7,000	292,110	Argentina[3]	1.1%
		2,415,148		9.2%

Technology
Application Software
AutoNavi Holdings ADS[2]	25,000	520,250	China	2.0%

Computer Storage
Western Digital	9,000	782,910	China	3.0%
		1,303,160		5.0%

Utilities
Electric & Gas Marketing & Trading
PGE	60,000	365,481	Poland	1.4%

Power Generation
Aboitiz Power	450,000	391,894	Phillippines	1.5%

Utility Networks
Enersis ADS	10,000	142,300	Chile	0.6%
Hong Kong & China Gas ADS	200,000	426,000	China	1.6%
Manila Electric	80,000	500,124	Phillippines	1.9%
Petronas Gas	70,000	504,617	Malaysia	1.9%
		1,573,041		6.0%
		2,330,416		8.9%

Total Common Stocks		22,754,748		86.7%

Derivatives	Number of Shares	Market Value	Country[1]	Percentage of Assets
Financials
Islamic Banking
BIMB Holdings Warrants[2]	80,000	18,068	Malaysia	0.1%
		18,068		0.1%

Health Care
Health Care Facilities
KPJ Health Care Warrants[2]	29,332	6,222	Malaysia	0.0%[4]
		6,222		0.0%[4]

Total Derivatives		24,290		0.1%

Total Investments	(Cost = $21,491,856)	22,779,038		86.8%
Other assets (net of liabiliities)		3,455,937		13.2%
Total assets		$26,234,975		100.0%
[1]Country of domicile unless otherwise indicated
[2]Non-Income producing security
[3]Denotes a country or region of primary expsosure
[4]Amount is less than 0.05%

ADS: American Depositary Share
ADR: American Depositary Receipt

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Income Fund

Common Stocks	$1,557,796,177	$1,557,796,177	$ –	$ –
Total Assets	$1,557,796,177	$1,557,796,177	$ –	$ –

Growth Fund

Common Stocks	$2,010,509,489	$2,010,509,489	$ –	$ –
Total Assets	$2,010,509,489	$2,010,509,489	$ –	$ –

Developing World Fund

Common Stocks	$22,754,748	$11,139,652	$11,615,096	$ –
Derivatives	$24,290	$ –	$ 24,290	$ –
Total Assets	$22,779,038	$11,139,652	$11,639,386	$ –

(1) During the period ended February 28, 2014, no Fund had transfers between Level 1 and Level 2.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended February 28, 2014, the Funds held positions in rights offerings as a result of actions taken by the board of directors of the underlying companies. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set excercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2014, by risk category are as follows:

Developing World Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$ –
Investments in securities, at value	Warrants	$24,290
Total		$24,290

Statement of Operations effects

Developing World Fund
Derivatives not designated as hedging instruments	Realized Gains	Unrealized Gains
Rights offerings	$ –	$ –
Warrants	$ –	$24,290
Total	$ –	$24,290

Federal Income Taxes: The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows:

	Income Fund	Growth Fund	Developing World Fund
Cost of investments	$912,368,782	$1,003,615,941	$21,491,856
Gross tax unrealized appreciation	652,665,053	1,011,786,868	3,684,725
Gross tax unrealized depreciation	(7,237,658)	(4,893,320)	(2,397,543)
Net tax unrealized appreciation	$645,427,395	$1,006,893,548	$1,287,182

Other:
For more information please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.amanafunds.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Amana Mutual Fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Amana Funds in a prospectus or summary prospectus, visit www.amanafunds.com or call 888-732-6262. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registant's disclosure controls and procedures were effective.

(b) The registant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 28, 2014

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 28, 2014